Financial instruments and risk management	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risk Management
Financial instruments and risk management

39.       Financial instruments and risk management

Among the financial instruments registered in the Company, there are derivatives that are financial assets or liabilities measured at fair value through profit or loss. At each balance sheet date such assets/liabilities are measured at their fair value. Interest, monetary correction, foreign exchange variation and variations arising from the fair value measurement, where applicable, shall be recognized in the result when incurred, under the line of financial income or expenses.

Derivatives are initially recognized at fair value on the date the derivative agreement is entered into, and are subsequently remeasured at fair value. The Company does not apply “hedge accounting”.

The company carries out transactions with derivative financial instruments, without speculative purposes, only with the aim of i) reducing risks related to foreign exchange variation and ii) managing interest rate exposure. The Company's derivative financial instruments are specifically represented by swap and options contracts.

The company's consolidated financial instruments are being presented in compliance with IFRS 9.

The main risk factors that the company is exposed to are as follows:

(i) Exchange rate risks

The exchange rate risks relate to the possibility of the Company computing i) losses derived from fluctuations in exchange rates by increasing the balances of debt with loans and financing obtained in the market and the corresponding financial expenses or ii) increase in cost in commercial contracts that have some type of link to foreign exchange variation. In order for these types of risks to be mitigated, the company performs: swap contracts with financial institutions with the aim of canceling the impacts arising from the fluctuation of exchange rates on the balance sheet and financial result and commercial contracts with foreign exchange band clauses with the aim of partially mitigating foreign exchange risks or derivative financial instruments to reduce the remaining risks of foreign exchange exposure in commercial contracts.

As of December 31, 2022 and 2021, the Company's loans and financings indexed to the variation of foreign currencies are fully protected, both in terms and in value, by swap contracts. Gains or losses on these swap contracts are recorded in the company's earnings.

(ii) Interest rate risks

Interest rate risks relate to:

The possibility of variations in the fair value of the loans obtained by the company indexed to TJLP, IPCA, fixed rate and/or TLP, when such rates pose a risk to the company’s perspective of not corresponding proportionally to the rates relating to Interbank Certificates of Deposit (CDI). The Company opted to hedge the exposure linked to the IPCA arising from the issuance of debentures, financing to BNDES (FINAME) and BNB and the exposure to a fixed rate linked to the debt with BNP Paribas, all of them until maturity.

The possibility of an unfavorable movement in interest rates would cause an increase in the financial expenses of the Company, as a result of the share of the debt and the passive positions that the Company has in swap contracts linked to floating interest rates (percentage of the CDI). However, on December 31, 2022 and December 31, 2021, the Company maintains its financial resources applied to Interbank Certificates of Deposit (CDI), which substantially reduces this risk.

(iii) Credit risk inherent in the provision of services

The risk is related to the possibility of the company computing losses derived from the inability of the subscribers to honor the payments of the invoiced amounts. To minimize this risk, the company preventively performs credit analysis of all orders imputed by the sales areas and monitors the accounts receivable of subscribers, blocking the ability to use services, among other actions, if customers do not pay their debts. There are no customers who have contributed more than 10% of net accounts receivable on December 31, 2022 and December 31, 2021 or revenues from services rendered during the years ended December 31, 2022 and December 31, 2021.

(iv) Credit risk inherent in the sale of telephone sets and prepaid telephone cards

The group's policy for the sale of telephone devices and the distribution of prepaid telephone cards is directly related to the credit risk levels accepted during the normal course of business. The selection of partners, the diversification of the portfolio of accounts receivable, the monitoring of loan conditions, the positions and limits of orders established for traders, the formation of collateral are procedures adopted by the company to minimize possible collection problems with its trading partners. There are no customers who contributed more than 10% of revenues from sale of goods during the year ended December 31, 2022 and 2021. There are no customers who contributed more than 10% of the net accounts receivable from the sale of goods on December 31, 2022 and December 31, 2021.

(v)       Liquidity risk

Liquidity risk arises from the need for cash before the obligations assumed. The company structures the maturities of its non-derivative financial instruments and their respective derivative financial instruments so as not to affect liquidity. See Notes 17 and 21.

The liquidity and cash flow management of the Company are carried out daily to ensure that the operational cash generation and prior fund raising, when necessary, are sufficient to maintain its schedule of operational and financial commitments.

All financial investments of the Company have daily liquidity and the Management may, even in specific cases: i) revise the dividend payment policy; ii) issue new shares; and/or iii) sell assets to increase liquidity.

(vi) Financial credit risk

The cash flow forecast is performed by the Finance Executive Board, which monitors the continuous forecasts of the liquidity requirements to ensure that the Company has enough cash to satisfy its operating needs. This forecast takes into account investment plans, debt financing, compliance with contractual clauses, compliance with internal goals and, if applicable, external regulatory or legal requirements.

The risk is related to the possibility of the Company posting losses resulting from difficulties in the redemption of short-term interest earning bank deposits and swap contracts, due to possible insolvency of counterparties. The company minimizes the risk associated with these financial instruments by maintaining operations only with financial institutions of recognized market strength, in addition to following a policy that establishes maximum levels of risk concentration per financial institution.

Fair value of derivative financial instruments:

The derivative financial instruments are presented below:

	2022		2021
	Assets	Liabilities	Assets	Liabilities

Derivative transactions	276,951	393,372	198,027	208,787
Other derivatives (i)	624,671	-	457,892	-
	901,622	393,372	655,919	208,787

Current portion	(239,189)	(343,142)	(134,292)	(194,837)
Non-current portion	662,433	50,230	521,627	13,950

(i)	Other derivatives are instruments of share subscription options represent the option of the Company to subscribe 5.52% of the shares of C6 capital, where the Group/Company paid a share subscription premium in the amount of R$ 23.9 million. As required by IFRS 9, the financial instrument must be valued at its fair value that on December 31, 2022 and December 31, 2021 corresponds to R$ 624 million and R$ 458 million, respectively. The impact of the mark-to-market of the stock conversion option calculated, of R$ 600.1 million, represents the difference in the fair value of the option less the amount paid for the share subscription premium. This financial instrument was measured at fair value and will be subsequently revaluated and recorded in the Company’s results for the year, considering the arbitration risks disclosed in Note 29.

The long-term derivative financial instruments on December 31, 2022 are due in accordance with the following schedule:

Assets

2024	32,141
2025	630,292
>2026	-
662,433

Non-derivative financial liabilities are substantially composed of accounts payable with suppliers, dividends payable and other obligations, the maturity of which will occur in the next 12 months, except for loans and financing and leases, the nominal flows of payments of which are disclosed in Notes 21 and 17.

Financial instruments measured at fair value:

	2022
	Level 1	Level 2	TOTAL

Total assets	2,203,564	901,623	3,105,187

Financial assets at fair value through profit or loss	2,203,564	901,623	3,105,187

Derivative financial instruments	-	276,952	276,952
Other derivatives		624,671	624,671
Marketable securities	2,203,564	-	2,203,564

Total liabilities	-	393,372	393,372

Financial liabilities at fair value through profit or loss	-	393,372	393,372

Derivative financial instruments	-	393,372	393,372

	2021
	Level 1	Level 2	TOTAL

Total assets	4,579,528	655,919	5,235,447

Financial assets at fair value through profit or loss	4,579,528	655,919	5,235,447

Derivative financial instruments	-	198,027	198,027
Other derivatives	-	457,892	457,892
Marketable securities	4,579,528	-	4,579,528

Total liabilities	-	208,787	208,787

Financial liabilities at fair value through profit or loss	-	208,787	208,787

Derivative financial instruments	-	208,787	208,787

The fair value of financial instruments traded on active markets is based on market prices quoted on the balance sheet date. A market is seen as active if quoted prices are ready and regularly available from a stock exchange, distributor, broker, industry group, pricing service, or regulatory agency, and those prices represent real market transactions and that occur regularly on purely commercial basis. These instruments are included in Level 1. The instruments included in Level 1 mainly comprise the equity investments of bank certificates of deposit (CDB) and committed classified as securities for trading.

The fair value of financial instruments that are not traded on active markets (e.g. over-the-counter derivatives) is determined through the use of valuation techniques. These valuation techniques maximize the use of data adopted by the market where it is available and rely as little as possible on entity-specific estimates. If all relevant information required for the fair value of an instrument is adopted by the market, the instrument is included in Level 2.

If relevant information is not based on data adopted by the market, the instrument is included in Level 3.

Specific evaluation techniques used to measure the financial instruments include:

•	Quoted market prices or quotes of financial institutions or brokers for similar instruments.
•	The fair value of interest rate swaps is calculated by the present value of estimated future cash flows based on the yield curves adopted by the market.
•	Other techniques, such as analysis of discounted cash flows, available data of the last relevant transaction and analysis of results based on multiples of similar companies, are used to determine the fair value of the remaining financial instruments.

The fair values of currency derivative financial instruments and interest rates of the Company were determined by means of future cash flows (active and passive position) using the contracted conditions and bringing these flows to present value through discounts for the use of future interest rate disclosed by market sources. Fair values were estimated at a specific time, based on available information and own evaluation methodologies.

Financial assets and liabilities by category

The financial instruments of the company by category can be summarized as follows:

December 31, 2022

	Measured at amortized cost	Fair value through profit or loss	Total

Assets, as per balance sheet	8,169,573	3,105,187	11,274,760

Derivative financial instruments	-	276,952	276,952
Other derivatives	-	624,671	624,671
Trade accounts receivable and other accounts receivable, excluding prepayments	3,978,135	-	3,978,135
Marketable securities	-	2,203,564	2,203,564
Cash and cash equivalents	2,548,713	-	2,548,713
Leases	238,646	-	238,646
Judicial deposits	1,377,560	-	1,377,560
Other amounts recoverable	26,519	-	26,519

	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, as per balance sheet	22,700,413	393,372	23,093,785

Loans and financing	4,969,825		4,969,825
Derivative financial instruments	-	393,372	393,372
Suppliers and other obligations, excluding legal obligations	4,237,229	-	4,237,229
Lease liabilities	12,831,865	-	12,831,865
Dividends and interest on shareholders' equity payable	661,494	-	661,494

December 31, 2021

	Measured at amortized cost	Fair value through profit or loss	Total

Assets, as per balance sheet	9,472,377	5,235,447	14,707,824

Derivative financial instruments	-	198,027	198,027
Other derivatives	-	457,892	457,892
Trade accounts receivable and other accounts receivable, excluding prepayments	3,253,207	-	3,253,207
Marketable securities	-	4,579,528	4,579,528
Cash and cash equivalents	5,228,615	-	5,228,615
Leases	243,121	-	243,121
Judicial deposits	718,773	-	718,773
Other amounts recoverable	28,661	-	28,661

	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, as per balance sheet	16,709,988	208,787	16,918,775

Loans and financing	3,845,465	-	3,845,465
Derivative financial instruments	-	208,787	208,787
Suppliers and other obligations, excluding legal obligations	3,267,404	-	3,267,404
Lease liabilities	9,063,539	-	9,063,539
Dividends and interest on shareholders' equity payable	533,580	-	533,580

Regular purchases and sales of financial assets are recognized on the trading date - the date on which the Company undertakes to buy or sell the asset. Investments are initially recognized at fair value. After initial recognition, changes in fair value are recorded in the profit and loss for the year, in the financial income and expenses’ group.

Financial risk hedge policy adopted by the Company

The Company's policy establishes that mechanisms must be adopted to protect against financial risks arising from the contracting of financing in foreign currency or indexed to the interest rate, in order to manage said exposure.

The contracting of derivative financial instruments against foreign exchange exposure shall occur simultaneously with the contracting of the debt that gave rise to such exposure. The level of coverage to be contracted for such foreign exchange exposures shall be 100% of the risk, both in terms and in value. To cover interest rates, it is up to the Company to elect or not to contract a hedging mechanism, as provided for in the internal policies.

On December 31, 2022, there are no margins or guarantees applied to transactions with derivative financial instruments of the Company.

The selection criteria of financial institutions follow parameters that take into account the rating provided by renowned risk analysis agencies, shareholders’ equity and levels of concentration of operations and resources.

The operations with derivative financial instruments contracted by the company and in force on December 31, 2022 and December 31, 2021 are shown in the following table:

December 31, 2022

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	LIBOR x DI	KFW/ Finnvera	JP Morgan and Bank of America	175,589	175,589	100%	LIBOR 6M + 0.75% p.a.	79.00–92.59% CDI
BRL	IPCA x DI	BNB	XP and ITAU	249,400	249,166	100%	IPCA + 1.22–1.49% p.a.	67.73–69.50% CDI
USD	PRE x DI	The Bank of Nova Scotia	Scotiabank	1,568,683	1,569,829	100%	1.73–3.80% p.a.	CDI + 1.05–108.95% CDI
BRL	PRE x DI	BNP Paribas	BNP Paribas	515,265	517,727	100%	8.34% p.a.	CDI + 1.07%
BRL	IPCA x DI	DEBENTURE	ITAU	1,796,843	1,796,843	100%	IPCA + 4.17% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	394,139	394,139	100%	IPCA + 4.23% p.a.	96.95% CDI

1 In certain swap contracts, active tip includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

December 31, 2021

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position

USD	LIBOR x DI	KFW/ Finnvera	JP Morgan and Bank of America	282,474	282,474	100%	LIBOR 6M + 0.75% p.a.	79.00–92.59% CDI
USD	PRE x DI	BNP Paribas	BNP Paribas	428,793	429,247	100%	3.32% p.a.	155% CDI
USD	PRE x DI	The Bank of Nova Scotia	Scotiabank	559,650	559,933	100%	1.73% p.a.	CDI + 1.05%
BRL	PRE x DI	BNP Paribas	BNP Paribas	515,166	517,843	100%	8.34% p.a.	CDI + 1.07%
BRL	IPCA x DI	DEBENTURE	ITAU	1,696,999	1,696,999	100%	IPCA + 4.17% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	396,281	396,281	100%	IPCA + 4.23% p.a.	96.95% CDI

1 In certain swap contracts, active tip includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

In March 2022, the Company entered into a call option transaction in the total notional amount of USD 63 million. The purpose of the operation is to hedge the Company from the effects of foreign exchange variation arising from its commercial contracts starting at R$ 4.96/USD 1.00. The operation consists of 9 options in the amount of US$ 7 million each and with maturity from April to December 2022. The options were acquired for the amount of R$ 17.1 million. The operation was completed on December 31, 2022.

Position showing the sensitivity analysis – effect of variations in the fair value of the swaps

For the purpose of identifying possible distortions arising from operations with consolidated derivative financial instruments currently in force, a sensitivity analysis was performed considering the variables CDI, US dollar (USD), Libor and IPCA, individually, in three distinct scenarios (probable, possible and remote), and their respective impacts on the results obtained.

Our assumptions basically observed the individual effect of the CDI, USD, Libor and IPCA variation used in the transactions as the case may be, and for each scenario the following percentages and quotes were used:

Sensitivity scenario		Fair value in USD, EUR, BRL and IPCA (1)	A) ∆ Accumulated variation in debt	Fair value of the active tip of the swap (+)	Fair value of the passive tip of the swap (-)	Swap result	B) ∆ Accumulated variation in swap	C) Final Result (B-A)

	Dec 2022	4,006,850	-	4,006,850	(4,123,508)	(116,658)	-	-

CDI	probable	4,006,850	-	4,006,850	(4,123,508)	(116,658)	-	-
	possible	4,005,860	(989)	4,005,860	(4,150,476)	(144,616)	(27,957)	(26,968)
	remote	4,004,918	(1,931)	4,004,918	(4,176,904)	(171,986)	(55,327)	(53,396)
USD	probable	4,006,850	-	4,006,850	(4,123,508)	(116,658)	-	-
	possible	4,430,671	423,822	4,430,671	(4,123,508)	307,163	423,822	-
	remote	4,854,493	847,644	4,854,493	(4,123,508)	730,985	847,644	-
Libor	probable	4,006,850	-	4,006,850	(4,123,508)	(116,658)	-	-
	possible	4,009,675	2,826	4,009,675	(4,123,508)	(113,833)	2,826	-
	remote	4,012,501	5,652	4,012,501	(4,123,508)	(111,007)	5,652	-
IPCA	probable	4,006,850	-	4,006,850	(4,123,508)	(116,658)	-	-
	possible	3,883,686	(123,164)	3,883,686	(4,123,508)	(239,822)	(123,164)	-
	remote	3,769,695	(237,154)	3,769,695	(4,123,508)	(353,813)	(237,154)	-

(1) (KFW Finnvera, Scotia, BNB, BNP Paribas, Debenture and BNDES.

Risk variable	Sensitivity scenario	CDI	USD	Libor	IPCA

CDI	Probable	13.65%	5.2177	5.15%	5.78%
	Possible	17.06%	5.2177	5.15%	5.78%
	Remote	20.48%	5.2177	5.15%	5.78%
USD	Probable	13.65%	5.2177	5.15%	5.78%
	Possible	13.65%	6.5221	5.15%	5.78%
	Remote	13.65%	7.8266	5.15%	5.78%
Libor	Probable	13.65%	5.2177	5.15%	5.78%
	Possible	13.65%	5.2177	6.44%	5.78%
	Remote	13.65%	5.2177	7.73%	5.78%
IPCA	Probable	13.65%	5.2177	5.15%	5.78%
	Possible	13.65%	5.2177	5.15%	7.23%
	Remote	13.65%	5.2177	5.15%	8.67%

As the Company has derivative financial instruments for the purposes of protection of its respective financial liabilities, the changes in the scenarios are accompanied by the respective object of protection, thus showing that the effects related to the exposure generated in the swaps will have their counterpart reflected in the debt. For these transactions, the Company discloses the fair value of the object (debt) and the protective derivative financial instrument on separate lines, as demonstrated above in the sensitivity analysis demonstration table, in order to report the company's net exposure in each of the scenarios mentioned.

It is noteworthy that the operations with derivative financial instruments contracted by the company have as sole objective the patrimonial protection. In this way, an improvement or worsening in their respective market values will be equivalent to an inverse movement in the corresponding portions of the value of the financial debt contracted, object of the derivative financial instruments of the company.

The sensitivity analyses for derivative financial instruments in force on December 31, 2022 were carried out considering, basically, the assumptions related to changes in market interest rates and the change in the US dollar used in swap contracts. The use of these assumptions in the analysis is due exclusively to the characteristics of derivative financial instruments, which have exposure only to changes in interest and exchange rates.

Chart of gains and losses with derivatives during the year

	2022	2021
Net income from derivative operations	(364,638)	(87,603)
Income (loss) from operations with other derivatives	160,414	285,009

Capital Management

The Group's objectives in managing its capital are to safeguard its business continuity capacity to offer return to shareholders and benefits to the other stakeholders besides maintaining a capital structure to reduce this cost. To maintain or adjust the group's capital structure, management may review the dividend payment policy, return capital to shareholders, or issue new shares or sell assets to reduce, for example, the level of debt. The financial leverage ratios on December 31, 2022 and December 31, 2021 can be summarized as follows:

	2022	2021	2020

Total loans and derivatives (Note 21 and 39)	4,461,574	3,398,333	1,879,109
Leases - Liabilities (Note 17)	12,831,865	9,063,539	8,378,835
Leases - Assets (Note 17)	(238,646)	(243,121)	(162,198)
Less: Cash and cash equivalents (Note 4)	(2,548,713)	(5,228,615)	(2,575,290)
FIC (Note 5)	(2,203,564)	(4,568,020)	(2,070,438)
Net debt	12,302,516	2,422,116	5,450,018
Other derivatives (Note 39)	624,671	457,892	161,429
Financing of 5G License	895,094	843,020	-
Adjusted net debt	13,822,281	3,723,028	1,828,254
EBITDA (i) (last 12 months)	9,987,091	9,447,727	8,330,038

Leverage ratio	1.38	0.39	0.65

Reconciliation, net profit for the year:

Net profit for the year	1,670,755	2,957,174	1,828,254
Finance income (cost), net	1,439,008	652,806	5,527,012
Income tax and social contribution	50,153	146,051	810,622
Depreciation and amortization	6,827,175	5,691,696	164,150
LAJIDA (EBITDA) (i)	9,987,091	9,447,727	8,330,038

(i)	Lajida: income before interest, taxes, depreciation and amortization.

EBIDTA - Earnings before finance income (expense) including foreign exchange, tax, depreciation and amortization (it is not an accounting metric).  This is presented as required for determining the Company's leverage rates for the debt covenants.

Changes in financial liabilities

Changes in liabilities arising from financing activities such as loans and financing, lease liabilities lease and financial instruments are presented below:

	Loans and financing	Lease liabilities	Derivative financial instruments (Assets) Liabilities

December 31, 2021	3,845,465	9,063,539	(447,132)
Inflows	1,568,343	2,472,827	(166,779)
Cozani acquisition – opening balance 04/30/2022	-	2,929,448	-
Cancellations	-	(93,491)	-
Financial expenses	298,718	1,329,839	345,184
Foreign exchange variations, net	(19,567)	-	19,454
Payment	(723,134)	(2,870,297)	(258,978)

December 31, 2022	4,969,825	12,831,865	(508,251)

	Loans and financing	Lease liabilities	Derivative financial instruments (Assets) Liabilities

December 31, 2020	2,345,032	8,378,835	(465,922)
Inflows	3,062,000	2,041,474	(296,464)
Cancellations	-	(202,379)	-
Financial expenses	167,857	858,260	148,177
Foreign exchange variations, net	60,463	-	(60,574)
Payment	(1,789,887)	(2,012,651)	227,651

December 31, 2021	3,845,465	9,063,539	(447,132)